Income taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Aggregate undistributed earnings	$ 600,000	$ 600,000	$ 600,000
Income tax rate	10.00%
Assessable profits/loss	$ 1,366,000	$ 402,000	$ (210,000)
Hong Kong
Income tax rate	8.25%	16.50%	16.50%
Assessable profits/loss	$ 256,000	$ 256,000
Shanghai Euro Tech Limited
Income tax rate		25.00%	25.00%
Assessable profits/loss	(678,000)	$ (658,733)	$ (444,192)
Shanghai Euro Tech Environmental Engineering Company Limited
Income tax rate		25.00%	25.00%
Assessable profits/loss	0		$ (34,032)	$ (380,591)
Yixing Pact Environmental Technology Co. Ltd.
Income tax rate		25.00%	25.00%
Assessable profits/loss	1,759,000	$ 2,304,828	$ 1,664,275
Euro Tech Trading (Shanghai) Limited
Income tax rate		25.00%	25.00%
Assessable profits/loss	$ (18,000)	$ (604,778)	$ (518,328)